COST OF SALES AND OTHER OPERATING (INCOME) COSTS	12 Months Ended
Dec. 31, 2025
Cost Of Sales And Other Operational Costs [Abstract]
COST OF SALES AND OTHER OPERATING (INCOME) COSTS [Text Block]

4. COST OF SALES AND OTHER OPERATING (INCOME) COSTS

	Years ended December 31,
	2025	2024
Site operating costs	392,220	367,689
Transportation costs	29,940	35,413
Changes in inventories:
Changes in finished goods	1,773	23,852
Changes in sulphide ore stockpiles	16,327	2
Changes in oxide ore	(18,020)	(9,870)
Production costs	422,240	417,086
Depletion and amortization	102,718	73,852
Cost of sales	524,958	490,938

Other operating (income) cost:
Crusher relocation costs	-	16,141
Site care and maintenance	-	2,524
Research and development tax credits	(4,008)	-
Other operating (income) costs	(4,008)	18,665

Insurance recovery	-	(26,290)

Site operating costs include personnel costs, operating waste stripping costs, repair and maintenance costs, consumables, operating supplies and external services.

For the year ended December 31, 2025, the Company recognized $5,625 of non-refundable scientific research and experimental development tax credits related to various activities at the Gibraltar mine up to 2023, as there is reasonable assurance that the Company has met program conditions and that the credits will be utilized in future taxation periods. Consistent with the treatment of the corresponding qualifying expenses, $4,008 was recorded as other operating income and $1,617 was recognized as a reduction to property, plant and equipment.

Related to the acquisition of Cariboo in March 2024 (Note 13), changes in inventories of finished goods for the year ended December 31, 2024, included an expense of $17,122 related to fair value adjustments for copper concentrate inventory held at March 25, 2024 that was sold subsequently. Changes in inventories of sulphide ore stockpiles for the year ended December 31, 2024, included an expense of $9,227, related to fair value adjustments for sulphide ore stockpiles inventory held at March 25, 2024 that was processed and sold subsequently.

For the year ended December 31, 2024, the Company recognized costs of $16,141 in the statement of comprehensive income (loss) related to the in-pit primary crusher relocation project and $4,132 in write-downs of decommissioned conveyor components considered redundant.

In June 2024, operations at the Gibraltar mine were suspended for 18 days due to a strike by the unionized workforce which started on June 1, 2024. The resulting care and maintenance costs of $2,524 were expensed as incurred and do not form part of the cost of inventory and cost of sales. Operations at Gibraltar resumed on June 19, 2024, after the ratification of a new agreement by union members.

For the year ended December 31, 2024, the Company also recognized an insurance recovery of $26,290 related to the business interruption portion of an insurance claim for a component replacement in Concentrator #2.